CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 4,822	29,596		43,833		46,901
Prepayments and other current assets, allowance for doubtful accounts related to other current assets (in CNY and dollars)	$ 261	1,602		4,140		60
Ordinary shares, par value (in US dollars per share)	$ 0.0000001		$ 0.0000001		$ 0.0000001
Ordinary shares, shares authorized	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000
Preferred Stock, Shares Authorized	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600
Ordinary shares, shares outstanding	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600